Leases Lessee, Operating Lease, Disclosure (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Related Party Transaction [Line Items]
Operating Lease, Cost	$ 30,005
Short-term Lease, Cost	1,603
Variable Lease, Cost	18,075
Lease, Cost	49,683
Current portion of operating lease liability	26,221
Long-term operating lease liability	144,023
Right-of-use asset, operating leases	171,868
Operating Lease, Payments	$ 49,123
Operating Lease, Weighted Average Remaining Lease Term	7 years
Operating Lease, Weighted Average Discount Rate, Percent	4.00%
Third Party Leases
Related Party Transaction [Line Items]
Operating Lease, Cost	$ 19,171
Short-term Lease, Cost	1,603
Variable Lease, Cost	3,058
Lease, Cost	23,832
Current portion of operating lease liability	15,136
Long-term operating lease liability	81,508
Right-of-use asset, operating leases	98,268
Operating Lease, Payments	$ 23,253
Operating Lease, Weighted Average Remaining Lease Term	6 years
Operating Lease, Weighted Average Discount Rate, Percent	3.90%
Seabrook Logistics, LLC [Member] | Equity Method Investee [Member] | Related Party Leases
Related Party Transaction [Line Items]
Operating Lease, Cost	$ 10,834
Short-term Lease, Cost	0
Variable Lease, Cost	15,017
Lease, Cost	25,851
Current portion of operating lease liability	11,085
Long-term operating lease liability	62,515
Right-of-use asset, operating leases	73,600
Operating Lease, Payments	$ 25,870
Operating Lease, Weighted Average Remaining Lease Term	8 years
Operating Lease, Weighted Average Discount Rate, Percent	4.00%